SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Product revenues and segment profit (loss) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) segment	Dec. 31, 2024 USD ($) segment	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Segment reporting
Number of operating segment | segment	2	2
Net revenues	¥ 14,401,249	$ 1,972,963	¥ 14,948,129	¥ 13,516,698
Cost of products sold	(13,572,020)	$ (1,859,359)	(14,099,151)	(12,676,722)
Segment profit	829,229		848,978	839,976
Product
Segment reporting
Net revenues	14,294,740		14,841,910	13,403,436
Service
Segment reporting
Net revenues	106,509		106,219	113,262
MP Service
Segment reporting
Net revenues	65,536		70,271	68,477
Other Services
Segment reporting
Net revenues	40,973		35,948	44,785
B2C segment
Segment reporting
Cost of products sold	(214,403)		(297,979)	(345,065)
Segment profit	63,694		79,384	96,463
B2C segment | Product
Segment reporting
Net revenues	261,197		357,975	408,305
B2C segment | Service
Segment reporting
Net revenues	16,900		19,388	33,223
B2B segment
Segment reporting
Cost of products sold	(13,357,617)		(13,801,172)	(12,331,657)
Segment profit	765,535		769,594	743,513
B2B segment | Product
Segment reporting
Net revenues	14,033,543		14,483,935	12,995,131
B2B segment | Service
Segment reporting
Net revenues	¥ 89,609		¥ 86,831	¥ 80,039